CAPITAL STRUCTURE - Narrative (Details)	Dec. 30, 2012 class
Class of Stock [Line Items]
Number of classes of capital stock	2
Common
Class of Stock [Line Items]
Number of votes per outstanding share	1
Common Class A
Class of Stock [Line Items]
Number of votes per outstanding share	5